Taxes - Schedule of (Loss) Income Before Income Tax (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of (Loss) Income Before Income Tax [Line Items]
(Loss) income before income tax	$ (5,825,839)	$ 4,405,329	$ 8,196,227
Japan [Member]
Schedule of (Loss) Income Before Income Tax [Line Items]
(Loss) income before income tax	(9,405,047)	(999,790)	4,500,978
Foreign [Member]
Schedule of (Loss) Income Before Income Tax [Line Items]
(Loss) income before income tax	$ 3,579,208	$ 5,405,119	$ 3,695,249